PRUCO LIFE INSURANCE COMPANY
Pruco Life Flexible Premium Variable Annuity Account
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777

PRUDENTIAL DEFINED INCOME (PDI) VARIABLE ANNUITY
Flexible Premium Deferred Annuity

Updating Summary Prospectus
May 1, 2026

You should read this Updating Summary Prospectus carefully, particularly the section titled “Important Information You Should Consider About the Annuity”.

An updated statutory prospectus for the Prudential Defined Income Variable Annuity Contract is currently available online, which contains more information about the contract, including its features, benefits, investment options, and risks. You can find the statutory prospectus and other information about the contract online at  www.prudential.com/regdocs/PLAZ-PruDefinedInc-STAT.  You can also obtain this information at no cost by calling 1-888-PRU-2888 or by sending an email request to service@prudential.com.

The statutory prospectus describes all the investment options, features, and benefits that we make available under the Annuity. The availability of investment options, features and benefits described in the statutory prospectus may vary depending on the broker-dealer through which the Contract is sold (“financial intermediary variations”). We have identified all such financial intermediary variations that are known or reasonably available to us. Financial intermediary variations may be imposed by some broker-dealers without our knowledge. For example, your Financial Professional may not recommend a particular investment option or benefit to you. Taking into consideration the breadth of our distribution network, we are unable to obtain information about all financial intermediary variations without unreasonable effort or expense. You should discuss with your Financial Professional any limitations, restrictions, or other variations related to the investment options, benefits or other features available to you through your Financial Professional.

This Updating Summary Prospectus incorporates by reference the Prudential Defined Income prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.

PDIPROS-USP

GLOSSARY OF TERMS

Many terms used within this Updating Summary Prospectus are described within the text where they appear. Not all the descriptions of those terms are repeated in this Glossary of Terms.

Account Value: The total value of all allocations to the Variable Option on any Valuation Day.

Annuity Year: The first Annuity Year begins on the Issue Date and continues through and includes the day immediately preceding the first anniversary of the Issue Date. Subsequent Annuity Years begin on the anniversary of the Issue Date and continue through and include the day immediately preceding the next anniversary of the Issue Date.

Investment Option: The Variable Option as of any given time to which Account Value may be allocated.

Issue Date: The effective date of your Annuity.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity.

Portfolio: An underlying mutual fund in which a Variable Option of the Registered Separate Account invests.

Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.

Registered Separate Account: Pruco Life Insurance Company Flexible Premium Variable Annuity Account, which holds the assets supporting the Variable Option(s). Assets held in the Registered Separate Account are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct.

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.

Variable Option: A division of the Registered Separate Account. The Variable Option also may be referred to in this prospectus and the Contract as a Variable Investment Sub-account, Variable Sub-account, or Sub-account.

we, us, our, the Company: Pruco Life Insurance Company.

you, your: The Owner(s) shown in the Contract.

May 1, 2026Updating Summary Prospectus 1

UPDATED INFORMATION ABOUT YOUR CONTRACT

There have been no changes to Contract features since the date of the last statutory prospectus, May 1, 2025.

May 1, 2026Updating Summary Prospectus 2

Important Information You Should Consider About the Contract
Fees, Expenses, and Adjustments
Are there Charges or Adjustments for Early Withdrawals?

Yes.
If you withdraw money from the Contract within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Contract. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For more information on early withdrawal charges, please refer to the “Charges and Adjustments” section of the statutory prospectus.

Are there Transaction Charges?

Yes.
In addition to surrender charges, charges may be applied to transfers (if more than 20 in a Contract Year), to requests for duplicate reports, if we make two or more Investment Options available under the Contract, or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Charges and Adjustments” section of  the statutory prospectus.

Are there Ongoing Fees and Expenses?

Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and benefit you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.900%*	2.643%*
	Portfolio Company fees and expenses	0.58%	0.75%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	None	None

*Charge based on average daily net assets allocated to the Variable Option.   Please refer to the "Charges and Adjustments" section and "Appendix A" of the statutory prospectus.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,718	Highest Annual Cost $3,419
Assumes: Investment of $100,000 5% annual appreciation Least expensive Portfolio fees and expenses No optional benefits No sales charges No additional Purchase Payments, transfers or withdrawals

Assumes:

  Investment of $100,000

  5% annual appreciation

  Most expensive combination of optional benefits and Portfolio fees and expenses

  No sales charges

  No additional Purchase Payments, transfers or withdrawals

For more information on transaction charges, please refer to the “Fee Table” and "Charges and Adjustments" sections of the statutory prospectus.

May 1, 2026Updating Summary Prospectus 3

Risks
Is there a Risk of Loss from Poor Performance?

Yes.
You can lose money by investing in the  Contract.
For more information on the risk of loss from poor performance, please refer to the  “Principal Risks of Investing in the Contract” section of the statutory prospectus.

Is this a Short-Term Investment?

No.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Because of the long-term nature of the  Contract, you should consider whether the Contract is consistent with your financial situation and objectives. Withdrawals may generally reduce the level of optional benefit guarantees provided and may be subject to federal and state income taxes, as well as a 10% additional tax.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Contract” section of the statutory prospectus.

What are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Option. The Investment Option available under the Contract has its own unique risks. You should review the Investment Option before making an investment decision.
For more information on the risks associated with Investment Options, please refer to the “Principal Risks of Investing in the Contract” section of the statutory prospectus.

What are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request. Such requests can be made by calling 1-888-PRU-2888.
For more information on the insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of the statutory prospectus.

Restrictions
Are there Restrictions on the Investment Options?

Yes.
There are restrictions that may limit the Investment Options that you may choose, and there are limitations on the transfer of Account Value among Investment Options.
We reserve the right to:

  Remove or substitute Portfolios as Investment Options or to close Variable Options to subsequent Purchase Payments on existing Annuities or Annuities purchased on or after specified dates,

  Impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf, and

  Limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the values associated with the lifetime benefit or increase the amount of the death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities.

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page of the statutory prospectus  for additional information.
For more information on investment and transfer restrictions, please refer to the “Charges and Adjustments” section, “Appendix A”, the “Principal Risks of Investing in the Contract” section, and the  “General Description of Contracts” section of  the statutory prospectus.

Are there any Restrictions on Contract Benefits?

There are no optional benefits available in this product.
Certain Contract Benefits may not be available through certain financial intermediaries. See the Cover Page of the statutory prospectus  for additional information
For more information on available benefits under the Contract, please refer to the “Benefits Available Under the Contract” section of the statutory prospectus.

Taxes

May 1, 2026Updating Summary Prospectus 4

What are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Taxes” section of the statutory prospectus.

Conflicts of Interest
How are Investment Professionals Compensated?

Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. This compensation is paid in the form of commissions, based on the amount of your investment in the Contract.
For more information on investment professional compensation, please refer to the Statement of Additional Information.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing Contract, that it is preferable to purchase the new Contract, rather than continue to own your existing Contract. This Contract is no longer sold.
For more information on exchanges, please refer to the Statement of Additional Information.

May 1, 2026Updating Summary Prospectus 5

APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page of the statutory prospectus  for additional information.

Variable Options

The following is the Portfolio available under the Contract. More information about the Portfolio is available in the prospectus for the Portfolio, which may be amended from time to time and can be found online at  www.prudential.com/regdocs/PLAZ-PruDefinedInc-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com.

The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	AST Government Money Market Portfolio1,‡ PGIM Fixed Income	0.58%	3.78%	2.86%	1.78%
Fixed Income	AST Multi-Sector Fixed Income Portfolio♦ PGIM Fixed Income PGIM Limited	0.72%	6.61%	-1.62%	3.26%
The additional information below may be applicable to the Portfolios listed in the above table.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.
PGIM Real Estate is a business unit of PGIM, Inc.
1.	These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Options for those variable annuity contracts and an AST Bond Portfolio Variable Option or a fixed account (those AST Bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Variable Options and the AST Bond Variable Option or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:

(1)	a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(2)	the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(3)	a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Variable Option with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡	The Portfolio has certain restrictions regarding availability for investment by Contract Owners as listed below.
AST Government Money Market Portfolio
FOR USE IN CALIFORNIA ONLY - The AST Government Money Market Variable Option is offered for the sole purpose of allocating your Purchase Payment(s) to the Annuity during the “free look” period. The AST Government Money Market Variable Option is not available for future allocations or transfers and has no relationship to the operation of the Defined Income Benefit.

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The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777

Edgar Contract Identifier: C000122186	PDIPROS-USP